Fair Value - Summary of Changes in Fair Value of the Company's Contingent Consideration (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Begining balance	$ 5,331	$ 5,818
Additions from acquisitions		3,319
Addition of acquisition earn-out	200
Addition of post-closing equity adjustment feature	4,750
Contingent consideration payments	(4,156)	(3,362)
Change in fair value	2,261	(444)
Ending balance	$ 8,386	$ 5,331